Consolidated Statements of Operations (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
TOTAL REVENUE	[1]	$ 6,425,577	$ 3,737,350
TOTAL COST		4,287,336	2,270,345
GROSS PROFIT		2,138,241	1,467,005
Administrative expenses		13,606,688	7,064,286
Research and development expenses		2,260,274	1,802,747
Selling expenses		193,484	143,816
LOSS FROM OPERATIONS		(13,922,205)	(7,543,844)
Subsidy income		136,393	223,391
(Loss) from equity method investment		(578,619)
Other income (loss), net		378,831	(302,336)
Interest expense and debt discounts, net of interest income		(478,439)	(387,761)
Loss before income taxes		(14,464,039)	(8,010,550)
Income tax (expense) benefit		(871)	69,858
NET LOSS		(14,464,910)	(7,940,692)
Less: Net loss attributable to the non- controlling interest		366,570	264,047
NET LOSS ATTRIBUTABLE TO THE COMPANY		$ (14,098,340)	$ (7,676,645)
Loss per share - Basic and Diluted*
Basic	[2]	$ (1.34)	$ (1.12)
Diluted	[2]	(1.34)	(1.12)
NET LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY*
Basic	[2]	(1.31)	(1.08)
Diluted	[2]	$ (1.31)	$ (1.08)
Products [Member]
TOTAL REVENUE		$ 2,971,899	$ 2,056,805
TOTAL COST		2,696,207	1,970,154
Products Related Parties [Member]
TOTAL REVENUE		67,612	217,813
Software [Member]
TOTAL REVENUE		1,621,534	1,049,377
TOTAL COST		237,986	296,190
Advertising [Member]
TOTAL REVENUE		576,310
TOTAL COST		683,835
Cryptocurrency Mining [Member]
TOTAL REVENUE		814,772
TOTAL COST		661,753
Other [Member]
TOTAL REVENUE		319,429	371,381
TOTAL COST		7,555	4,001
Other Related Parties [Member]
TOTAL REVENUE		$ 54,021	$ 41,974

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.